Events after the reporting date	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Events after the reporting date

19	Events after the reporting date

As explained in Note 14, the geopolitical situation in Eastern Europe and the Middle East remains intense with the continuation of the conflict between Russia and Ukraine and the Israel-Gaza conflict. As at the date of authorizing these consolidated financial statements for issue, the conflicts continue to evolve as military activity continues and additional sanctions are imposed. The Company’s activity at present and for the foreseeable future is concentrated on the contract in the USA and depending on the duration of the conflict between Russia and Ukraine, the Israel-Gaza conflict and continued negative impact on economic activity, it is unlikely that the Company’s results will be affected.

Following a Board Meeting on the 6th January 2025, the following individuals re-joined the Board of Directors:

William Eric Peacock

Julian Fernand Sluyters

Kevin Malcolm Riches

Susan Matteson King